Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 619,040	$ 750,989	$ 1,998,846	$ 1,363,505	$ 2,627,123	$ 3,609,494
Cost of revenue	244,881	78,593	453,863	278,272	518,843	546,888
Gross profit	374,159	672,396	1,544,983	1,085,233	2,108,280	3,062,606
Operating expenses
General and administrative	1,635,499	2,116,220	3,036,308	3,089,782	5,552,936	5,433,113
Sales and marketing	64,379	59,635	96,553	180,030	231,472	266,732
Total operating expenses	1,699,878	2,175,855	3,132,861	3,269,812	5,784,408	5,699,845
Net loss from operations	(1,325,719)	(1,503,459)	(1,587,878)	(2,184,579)	(3,676,128)	(2,637,239)
Other income (expense)
Interest expense	(3,488,822)	(942,753)	(3,964,556)	(2,037,069)	(5,979,456)	(3,334,413)
Loss on impairment of intangible asset						(75,000)
Gain (loss) on settlement of debt	4,904,081		4,904,081			186,156
Change in fair value of derivative liability				(57,883)	(57,883)	(614,658)
Total other expense	1,415,259	(942,753)	939,525	(2,094,952)	(6,037,339)	(3,837,915)
Loss before income taxes	89,540	(2,446,212)	(648,353)	(4,279,531)	(9,713,467)	(6,475,154)
Provision for income taxes
Net loss	89,540	(2,446,212)	(648,353)	(4,279,531)	(9,713,467)	(6,475,154)
Dividend on Series B Preferred Stock				(104,631)	(104,631)	(40,149)
Net loss attributable to common stockholders	$ 89,540	$ (2,446,212)	$ (648,353)	$ (4,384,162)	$ (9,818,098)	$ (6,515,303)
Basic loss per Common Share	$ 0.00	$ (25.10)	$ (0.04)	$ (9.62)	$ (3.75)	$ (68.79)
Diluted loss per Common Share	$ 0.00	$ (25.10)	$ (0.04)	$ (9.62)	$ (3.75)	$ (68.79)
Basic weighted average number of common shares outstanding	28,510,444	97,477	16,334,701	444,824	2,140,198	94,708
Diluted weighted average number of common shares outstanding	28,510,444	97,477	16,334,701	444,824	2,140,198	94,708